UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY
Investment Company Act file number 811-4723
Dreyfus Treasury Cash Management
(Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation
200 Park Avenue
New York, New York 10166
(Address of principal executive offices) (Zip code)

Michael A. Rosenberg, Esq.
200 Park Avenue
New York, New York 10166
(Name and address of agent for service)

Registrant's telephone number, including area code: (212) 922-6000

Date of fiscal year end:	1/31
Date of reporting period:	10/31/07

FORM N-Q

Item 1. Schedule of Investments.

STATEMENT OF INVESTMENTS
Dreyfus Treasury Cash Management
October 31, 2007 (Unaudited)

	Annualized
	Yield on Date	Principal
U.S. Treasury Bills--2.2%	of Purchase (%)	Amount ($)	Value ($)

11/23/07
(cost $319,450,611)	2.83	320,000,000	319,450,611

Repurchase Agreements--98.2%

Banc of America Securities LLC
dated 10/31/07, due 11/1/07 in the amount of
$900,113,000 (fully collateralized by $71,955,000
Treasury Inflation Protected Securities, 2%, due
4/15/12, value $74,185,270, $266,015,000 U.S.
Treasury Bonds, 4.50%-8.875%, due 8/15/17-2/15/36,
value $331,770,199, $407,460,000 U.S. Treasury Notes,
4.375%-4.875%, due 11/15/08-11/15/16, value
$421,435,467 and $172,671,000 U.S. Treasury
Strips, due 5/15/21, value $90,609,107)	4.52	900,000,000	900,000,000
Banc of America Securities LLC
dated 10/31/07, due 11/1/07 in the amount of
$821,109,467 (fully collateralized by $1,003,910,420
Government National Mortgage Association, 5%-7%, due
3/15/33-6/15/46, value $837,420,000)	4.80	821,000,000	821,000,000
Barclays Financial LLC
dated 10/31/07, due 11/1/07 in the amount of
$300,033,333 (fully collateralized by $231,767,000
Treasury Inflation Protected Securities, 4.25%, due
1/15/10, value $306,001,135)	4.00	300,000,000	300,000,000
Barclays Financial LLC
dated 10/31/07, due 11/1/07 in the amount of
$300,037,917 (fully collateralized by $234,565,000
Treasury Inflation Protected Securities, 3.625%, due
1/15/08, value $306,000,141)	4.55	300,000,000	300,000,000
Barclays Financial LLC
dated 10/31/07, due 11/1/07 in the amount of
$560,074,667 (fully collateralized by $724,588,558
Government National Mortgage Association, 4.50%-7%,
due 8/15/18-10/15/37, value $571,200,001)	4.80	560,000,000	560,000,000
Bear Stearns Cos. Inc.
dated 10/31/07, due 11/1/07 in the amount of
$610,076,758 (fully collateralized by $332,491,000
Treasury Inflation Protected Securities,
1.875%-4.25%, due 1/15/10-4/15/32, value
$460,604,035, $26,927,000 U.S. Treasury Bills,
11/8/07-4/17/08, value $26,531,762, $6,987,000 U.S
Treasury Bonds, 6.50%-9.25%, due 2/15/16-11/15/26,
value $9,300,428 and $123,960,000 U.S. Treasury
Notes, 2.625%-5.50%, due 2/15/08-3/31/12,

value $125,764,415)	4.53	610,000,000	610,000,000
Credit Suisse (USA) Inc.
dated 10/31/07, due 11/1/07 in the amount of
$700,087,889 (fully collateralized by $250,805,000
Treasury Inflation Protected Securities, 3%, due
7/15/12, value $308,074,090 and $393,966,000 U.S.
Treasury Notes, 3.625%-4.875%, due 6/30/09-10/31/09,
value $405,928,014)	4.52	700,000,000	700,000,000
Credit Suisse (USA) Inc.
dated 10/31/07, due 11/1/07 in the amount of
$850,110,972 (fully collateralized by $853,415,000
U.S. Treasury Notes, 2.625%-4.875%, due
12/31/08-5/31/09, value $867,001,857)	4.70	850,000,000	850,000,000
Deutsche Bank Securities
dated 10/31/07, due 11/1/07 in the amount of
$1,250,157,986 (fully collateralized by $869,597,000
Treasury Inflation Protected Securities,
1.625%-4.25%, due 1/15/10-1/15/15, value
$981,245,025, $15,589,000 U.S. Treasury Bills, due
11/15/07-1/10/08, value $15,514,365, $39,083,000 U.S.
Treasury Bonds, 8.125%, due 8/15/21, value
$53,429,614 and $221,789,000 U.S. Treasury
Notes, 4.25%-4.875%, due 2/29/08-8/15/14,
value $224,811,621)	4.55	1,250,000,000	1,250,000,000
Deutsche Bank Securities
dated 10/31/07, due 11/1/07 in the amount of
$1,114,148,533 (fully collateralized by
$2,031,810,400 Government National Mortgage
Association, 4.50%-7%, due 1/15/18-10/15/37, value
$1,136,280,000)	4.80	1,114,000,000	1,114,000,000
Goldman, Sachs & Co.
dated 10/31/07, due 11/1/07 in the amount of
$223,024,778 (fully collateralized by $137,361,000
U.S. Treasury Bonds, 7.25%, due 8/15/22, value
$176,660,921 and $49,211,000 U.S Treasury Notes,
4.125%-4.875%, due 5/15/15-8/15/16, value $50,799,309)	4.00	223,000,000	223,000,000
Goldman, Sachs & Co.
dated 10/31/07, due 11/1/07 in the amount of
$400,050,000 (fully collateralized by $382,939,000
Treasury Inflation Protected Securities, 1.625%, due
1/15/15, value $408,000,835)	4.50	400,000,000	400,000,000
Greenwich Capital Markets
dated 10/31/07, due 11/1/07 in the amount of
$600,075,500 (fully collateralized by $588,717,000
U.S. Treasury Notes, 4.50%-4.875%, due
11/30/11-8/15/16, value $612,002,330)	4.53	600,000,000	600,000,000
HSBC USA Inc
dated 10/31/07, due 11/1/07 in the amount of
$200,025,000 (fully collateralized by $154,717,000
U.S. Treasury Bonds, 5.25%-8.125%, due
8/15/21-11/15/28, value $204,002,589)	4.50	200,000,000	200,000,000
HSBC USA Inc

dated 10/31/07, due 11/1/07 in the amount of
$500,063,194 (fully collateralized by $115,844,000
U.S. Treasury Bills, due 1/17/08-4/24/08, value
$114,447,679, $288,587,000 U.S. Treasury Bonds,
7.25%-13.25%, due 11/15/12-8/15/21, value $375,286,727
and $37,420,000 U.S. Treasury Strips, due
11/15/18-2/15/36, value $20,269,420)	4.55	500,000,000	500,000,000
J.P. Morgan Chase & Co.
dated 10/31/07, due 11/1/07 in the amount of
$450,056,500 (fully collateralized by $921,536,027
Government National Mortgage Association, 4.50%-8%,
due 12/20/17-7/15/46, value $459,002,853)	4.52	450,000,000	450,000,000
J.P. Morgan Chase & Co.
dated 10/31/07, due 11/1/07 in the amount of
$450,060,000 (fully collateralized by $443,166,000
U.S. Treasury Notes, 4.50%-4.875%, due
5/31/09-11/15/10, value $459,002,360)	4.80	450,000,000	450,000,000
Lehman Brothers Inc.
dated 10/31/07, due 11/1/07 in the amount of
$600,075,500 (fully collateralized by $596,144,000
U.S. Treasury Notes, 4.625%-5%, due 7/31/08-11/15/16,
value $611,826,899)	4.53	600,000,000	600,000,000
Lehman Brothers Inc.
dated 10/31/07, due 11/1/07 in the amount of
$300,038,583 (fully collateralized by $723,681,955
Government National Mortgage Association, 4%-11.50%,
due 2/20/09-10/20/37, value $305,964,321)	4.63	300,000,000	300,000,000
Merrill Lynch & Co. Inc.
dated 10/31/07, due 11/1/07 in the amount of
$900,113,750 (fully collateralized by $897,082,000
U.S. Treasury Notes, 3.625%-4.875%, due
6/30/09-11/15/16, value $918,001,852)	4.55	900,000,000	900,000,000
Merrill Lynch & Co. Inc.
dated 10/31/07, due 11/1/07 in the amount of
$1,264,165,022 (fully collateralized by
$2,532,641,716 Government National Mortgage
Association, 4%-7%, due 12/15/08-10/20/37, value
$1,289,283,718)	4.70	1,264,000,000	1,264,000,000
Morgan Stanley
dated 10/31/07, due 11/1/07 in the amount of
$468,058,760 (fully collateralized by $161,010,000
Treasury Inflation Protected Securities, 2%-2.375%,
due 1/15/25-1/15/27, value $181,217,825 and
$230,800,000 U.S Treasury Bonds, 4.50%-8.75%, due
8/15/20-5/15/37, value $299,978,616)	4.52	468,000,000	468,000,000
UBS Securities LLC
dated 10/31/07, due 11/1/07 in the amount of
$700,087,500 (fully collateralized by $191,620,000
Treasury Inflation Protected Securities, 2%-3%, due
7/15/12-7/15/14, value $224,238,318, $123,497,000
U.S. Treasury Bonds, 9.875%, due 11/15/15, value
$175,534,920 and $1,071,846,000 U.S Treasury Strips,

due 2/15/32-2/15/35, value $314,231,836)	4.50	700,000,000	700,000,000
Total Repurchase Agreements
(cost $14,460,000,000)			14,460,000,000
Total Investments (cost $14,779,450,611)		100.4%	14,779,450,611
Liabilities, Less Cash and Receivables		(.4%)	(53,273,101)
Net Assets		100.0%	14,726,177,510

Securities valuation policies and other investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

Item 2. Controls and Procedures.

(a) The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b) There were no changes to the Registrant's internal control over financial reporting that occurred during the Registrant's most recently ended fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3.	Exhibits.

(a)	Certifications of principal executive and principal financial officers as required by Rule 30a-2(a)
under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

Dreyfus Treasury Cash Management

By:	/s/ J. David Officer
J. David Officer
President

Date:	December 18, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of
1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ J. David Officer
J. David Officer
President

Date:	December 18, 2007

By:	/s/ James Windels
James Windels
Treasurer

Date:	December 18, 2007

EXHIBIT INDEX

(a) Certifications of principal executive and principal financial officers as required by Rule 30a-
2(a) under the Investment Company Act of 1940. (EX-99.CERT)